Long-Term Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments
8.
LONG-TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB
Equity method investments	60,891	44,826
Equity securities with readily determinable fair values	12,622	16,528
Total	73,513	61,354

The Group made investments in several limited partnerships and private companies, and accounted for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group reviewed the investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group recorded its shares of loss of RMB4,886, gain of RMB6,453 and loss of RMB10,084 in these investments for the years ended December 31, 2021, 2022 and 2023, respectively. The Group recorded RMB5,000, RMB500, and RMB61 impairment loss for its equity method investments for the years ended December 31, 2021, 2022, and 2023, respectively.

Starting from 2022, the Group made investments in several listed companies and accounted for these investments under equity securities with readily determinable fair values. The Group recognized loss of RMB391 and income of RMB1,948 due to the fair value changes for the years ended December 31, 2022 and 2023, respectively, and such fair value changes were recorded in other income, net in the consolidated statements of operations.

The Group has no investment commitment as of December 31, 2023.